Equity Incentive Plans - Black-Scholes Option-Valuation Model and the Calculation of Share-based Compensation for Option Grants to Employees and Non-Employee Directors (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.10%	1.60%	1.90%
Risk-free interest rate, Maximum	1.90%	1.90%	2.10%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Maximum	82.00%	99.00%	112.00%
Expected volatility, Minimum	81.00%	78.00%	104.00%
Forfeiture rate	11.00%	7.00%	9.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 3 months 18 days	5 years 3 months 18 days	5 years 4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years 2 months 12 days	6 years 2 months 12 days